Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2016
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31
	2015	2016
Commitments to extend credit	¥421,526	¥782,525
Commitments to invest (1)	20,710	136,204

(1)	Commitments to invest as of March 31, 2016 primarily includes Nomura’s commitment to purchase a non-controlling interest in American Century Companies, Inc. Nomura has subsequently completed the purchase on May 19, 2016.

Maturities of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥782,525	¥256,992	¥125,393	¥160,874	¥239,266
Commitments to invest	136,204	117,104	—	—	19,100

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2015		2016
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥7,961,476	¥253,243,082	¥5,710,433	¥204,781,587
Standby letters of credit and other guarantees(3)	291	9,494	242	8,422

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2015 and March 31, 2016 was ¥7,041 million and ¥6,115 million, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,710,433	¥204,781,587	¥68,207,766	¥55,597,489	¥22,883,824	¥58,092,508
Standby letters of credit and other guarantees	242	8,422	13	7	—	8,402